Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Summary of Other Components of Equity
(1)	Other components of equity as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Other capital surplus	￦	1,600,812	1,566,635
Accumulated other comprehensive income		1,424,014	1,340,560
Other equity		12,708,585	12,708,585

	￦	15,733,411	15,615,780

Summary of Changes in Other Capital Surplus
(2)	Changes in other capital surplus for the years ended December 31, 2024 and 2025 are as follows:

		2024			2025
		Gains on disposal of treasury stocks	Others	Total	Gains on disposal of treasury stocks	Others	Total
		In millions of won
Beginning balance	￦	387,524	1,213,277	1,600,801	387,524	1,213,288	1,600,812
Additional paid-in capital and others		—	(7)	(7)	—	(855)	(855)
Equity transaction within the consolidated entity		—	18	18	—	(33,322)	(33,322)

Ending balance	￦	387,524	1,213,288	1,600,812	387,524	1,179,111	1,566,635

Summary of Changes in Accumulated Other Comprehensive Income (Loss)
(3)	Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Financial assets at fair value through other comprehensive income valuation reserve	Shares of other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(20,002)	943,733	(331,570)	(34,731)	557,430
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		100,759	—	—	—	100,759
Shares of other comprehensive income of associates and joint ventures, net of tax		—	654,225	—	—	654,225
Foreign currency translation of foreign operations, net of tax		—	—	99,624	—	99,624
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	11,976	11,976

Ending balance	￦	80,757	1,597,958	(231,946)	(22,755)	1,424,014

		2025
		Financial assets at fair value through other comprehensive income valuation reserve	Shares of other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	80,757	1,597,958	(231,946)	(22,755)	1,424,014
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		143,888	—	—	—	143,888
Shares of other comprehensive loss of associates and joint ventures, net of tax		—	(257,793)	—	—	(257,793)
Foreign currency translation of foreign operations, net of tax		—	—	(5,032)	—	(5,032)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	35,483	35,483

Ending balance	￦	224,645	1,340,165	(236,978)	12,728	1,340,560

Summary of Changes in Other equity
(4)	Other equity as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Statutory revaluation reserve	￦	12,708,704	12,708,704
Changes in other equity		(119)	(119)

	￦	12,708,585	12,708,585